Restrictions and parent company financial information	12 Months Ended
Dec. 31, 2025
Restrictions And Parent Company Financial Information
Restrictions and parent company financial information

37. Restrictions and parent company financial information

Under existing foreign exchange regulations of the People’s Republic of China (“PRC”), payments of current account items, including profit distributions, interest payments and trade and service-related foreign exchange transactions, can be made in foreign currencies without prior approval of the State Administration of Foreign Exchange (“SAFE”) by complying with certain procedural requirements. However, approval from or registration or fillings with competent government authorities is required where Renminbi is to be converted into foreign currency and remitted out of China to pay capital expenses such as the repayment of loans denominated in foreign currencies.

the Group principal activities Is the holding of investments in entities involved mainly in manufacturing and trading business in Hong Kong and Taiwan, exclude China.

The following tables for Bohong and Dongguan Changrong set forth our cash and cash equivalents and payable as of December 31, 2025:

As of
December 31, 2025
Current assets
Cash and cash equivalents	$10,380

Current liabilities
Other payables	$(133,281)
Net	$(122,901)

That no restriction on the flow of cash from the Subsidiaries to the Group.